Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco India ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.52%	12.36%	8.34%
Performance Inception Date		Mar. 05, 2008
Invesco India ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	10.80%	6.92%
Invesco India ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.10%	9.69%	6.47%
FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.96%	15.87%
Blended - FTSE India Quality and Yield Select Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.96%	15.87%	10.77%
MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.22%	12.52%	8.73%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2019.
[2]	The Blended - FTSE India Quality and Yield Select Index reflects the performance of the Indus India Index (reflects no deduction for fees, expenses or taxes), the Fund's previous underlying index, prior to June 22, 2019, and the FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) thereafter.